UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno, Nevada 89501
1-800-887-8671
SAMUEL KORNHAUSER
LAW OFFICES OF SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31
Date of Reporting Period: January 1, 2009 — March 31, 2009

NAVELLIER PERFORMANCE FUNDS
PORTFOLIO OF INVESTMENTS
March 31, 2009 (unaudited)
Mid Cap Growth Portfolio

Shares		Market Value

	COMMON STOCKS — 61.7%
	Consumer Discretionary — 6.3%
24,900	Advance Auto Parts, Inc.	$1,022,892
24,500	Ross Stores, Inc.	879,060

		1,901,952

	Consumer Staples — 1.9%
11,300	The Clorox Co.	581,724

	Energy — 7.0%
41,575	Denbury Resources, Inc.*	617,805
9,525	Noble Energy	513,207
7,900	Range Resources Corp.	325,164
22,000	Southwestern Energy Co.*	653,180

		2,109,356

	Financials — 1.0%
25,700	Hudson City Bancorp, Inc.	300,433

	Healthcare — 7.7%
6,550	Cephalon, Inc.*	446,055
5,725	Edwards Lifesciences Corp.*	347,107
12,300	Illumina, Inc.*	458,052
12,200	Inverness Medical Innovations, Inc.*	324,886
17,100	Omnicare, Inc.	418,779
6,800	Quest Diagnostics, Inc.	322,864

		2,317,743

	Industrials — 12.1%
20,375	Aecom Technology Corp.*	531,380
18,125	C.H. Robinson Worldwide, Inc.	826,681
8,225	Flowserve Corp.	461,587
40,600	Quanta Services, Inc.*	870,870
22,675	URS Corp.*	916,297

		3,606,815

	Information Technology — 15.9%
22,600	Amphenol Corp. — Class A	643,874
24,025	BMC Software, Inc.*	792,825
17,500	Computer Sciences Corp.*	644,700
30,000	FLIR Systems, Inc.*	614,400
52,825	Marvell Technology Group Ltd.*	483,877
36,590	Nuance Communications, Inc.*	397,367

Shares		Market Value

43,100	SAIC, Inc.*	804,676
17,775	Synopsys, Inc.*	368,476

		4,750,195

	Materials — 4.7%
15,950	Airgas, Inc.	539,269
18,350	Bemis Co., Inc.	384,800
14,200	The Scotts Miracle-Gro Co.	492,740

		1,416,809

	Telecommunications Equipment & Services — 3.1%
16,700	Metavante Technologies, Inc.*	333,332
18,500	MetroPCS Communications, Inc.*	315,980
8,000	United States Cellular Corp.*	266,720

		916,032

	Utilities — 2.0%
41,225	Companhia Energetica de Minas Gerais (CEMIG) ADR	609,306

	Total Common Stocks (Cost $20,231,251)	18,510,365

	MONEY MARKET FUNDS — 24.2%
7,250,417	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $7,250,417)	7,250,417

	Total Investments — 85.9%	25,760,782
	(Cost $27,481,668)

	Other Assets In Excess Of Liabilities — 14.1%	4,217,440

	Net Assets — 100.0%	$29,978,222

*	Non-Income producing.

ADR — American Depositary Receipts
See Notes to Portfolio of Investments.

NAVELLIER PERFORMANCE FUNDS
PORTFOLIO OF INVESTMENTS
March 31, 2009 (unaudited)
Aggressive Micro Cap Portfolio

Shares		Market Value

	COMMON STOCKS — 57.0%
	Consumer Discretionary — 9.6%
15,900	Jo-Ann Stores, Inc.*	$259,805
33,000	Mediacom Communications Corp. — Class A*	132,990
6,725	The Children’s Place Retail Stores, Inc.*	147,210

		540,005

	Consumer Staples — 6.4%
5,220	Cal-Maine Foods, Inc.	116,876
13,090	PriceSmart, Inc.	235,751

		352,627

	Energy — 3.3%
5,800	World Fuel Services Corp.	183,454

	Healthcare — 3.8%
1,910	CorVel Corp.*	38,620
5,850	Luminex Corp.*	106,002
5,300	Merit Medical Systems, Inc.*	64,713

		209,335

	Industrials — 9.7%
3,305	Badger Meter, Inc.	95,481
15,200	Beacon Roofing Supply, Inc.*	203,528
4,682	Navigant Consulting, Inc.*	61,194
6,930	Stanley, Inc.*	175,953

		536,156

	Information Technology — 8.4%
5,185	Concur Technologies, Inc.*	99,500
7,510	MAXIMUS, Inc.	299,349
9,300	Micrel, Inc.	65,472

		464,321

	Materials — 6.4%
3,225	Balchem Corp.	81,044
8,850	Rock-Tenn Co.	239,393
1,220	Stepan Co.	33,306

		353,743

Shares		Market Value

	Telecommunication Services — 2.2%
6,705	NTELOS Holdings Corp.	121,629

	Utilities — 7.2%
2,900	CH Energy Group, Inc.	136,010
6,811	The Laclede Group, Inc.	265,493

		401,503

	Total Common Stocks (Cost $3,661,601)	3,162,773

	MONEY MARKET FUNDS — 21.0%
1,166,493	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,166,493)	1,166,493

	Total Investments — 78.0% (Cost $4,828,094)	4,329,266

	Other Assets In Excess Of Liabilities — 22.0%	1,219,594

	Net Assets — 100.0%	$5,548,860

*	Non-Income producing.

ADR — American Depositary Receipts
See Notes to Portfolio of Investments.

NAVELLIER PERFORMANCE FUNDS
PORTFOLIO OF INVESTMENTS
March 31, 2009 (unaudited)
Fundamental ‘A’ Portfolio

Shares		Market Value

	COMMON STOCKS — 93.9%
	Consumer Discretionary — 7.7%
10,600	Marvel Entertainment, Inc.*	$281,430
16,000	True Religion Apparel, Inc.*	188,960

		470,390

	Consumer Staples — 9.4%
50,000	Alliance One International, Inc.*	192,000
5,100	American Italian Pasta Co. — Class A*	177,531
4,200	Green Mountain Coffee Roasters, Inc.*	201,600

		571,131

	Energy — 12.3%
7,875	Dresser-Rand Group, Inc.*	174,038
8,295	GulfMark Offshore, Inc.*	197,918
7,500	Peabody Energy Corp.	187,800
6,000	World Fuel Services Corp.	189,780

		749,536

	Financials — 3.0%
12,300	Knight Capital Group, Inc. — Class A*	181,302

	Healthcare — 9.9%
4,400	Almost Family, Inc.*	83,996
6,100	Emergency Medical Services Corp. — Class A*	191,479
7,800	Gentiva Health Services, Inc.*	118,560
11,600	SurModics, Inc.*	211,700

		605,735

	Industrials — 27.0%
20,700	Apogee Enterprises, Inc.	227,286
7,650	AZZ, Inc.*	201,884
12,300	Beacon Roofing Supply, Inc.*	164,697
49,000	Excel Maritime Carriers Ltd.	221,480
18,700	GrafTech International Ltd.*	115,192
25,000	KHD Humboldt Wedag International Ltd.*	172,750
18,000	MasTec, Inc.*	217,620
20,300	Titan Machinery, Inc.*	182,497
4,200	TransDigm Group, Inc.*	137,928

		1,641,334

Shares		Market Value

	Information Technology — 7.6%
7,600	NetEase.com, Inc. ADR*	204,060
6,340	Sohu.com, Inc. ADR*	261,905

		465,965

	Materials — 13.3%
9,295	Cliffs Natural Resources, Inc.	168,797
53,000	Mechel ADR	221,010
13,750	Sociedad Quimica y Minera de Chile SA ADR	365,200
2,635	United States Steel Corp.	55,678

		810,685

	Utilities — 3.7%
20,000	Mirant Corp.*	228,000

	Total Common Stocks (Cost $6,590,483)	5,724,078

	MONEY MARKET FUNDS — 6.3%
383,978	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $383,978)	383,978

	Total Investments — 100.2% (Cost $6,974,461)	6,108,056

	Liabilities In Excess Of Other Assets — (0.2%)	(13,339)

	Net Assets — 100.0%	$6,094,717

*	Non-Income producing.

ADR — American Depositary Receipts
See Notes to Portfolio of Investments.

NAVELLIER PERFORMANCE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)
Security Valuation — Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund’s securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund’s instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2009:

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Securities:
Mid Cap Growth Portfolio	$25,760,782	$—	$—
Aggressive Micro Cap Portfolio	4,329,266	—	—
Fundamental ‘A’ Portfolio	6,108,056	—	—

1

Security Transactions — Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.
Federal Tax Information — As of March 31, 2009, the Navellier Performance Funds had the following federal tax cost resulting in net unrealized depreciation as follows:

	Federal	Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Depreciation
Mid Cap Growth Portfolio	$28,455,270	$112,579	$(2,807,067)	$(2,694,488)
Aggressive Micro Cap Portfolio	$4,831,417	$110,411	$(612,562)	$(502,151)
Fundamental ‘A’ Portfolio	$6,985,031	$334,501	$(1,211,476)	$(876,975)

2

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 4, 2009	THE NAVELLIER PERFORMANCE FUNDS
	By:	/s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

	By:	/s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 4, 2009	By:	/s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

Date: May 4, 2009	By:	/s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer